Stockholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of assumption granted warrants
December 31, 2022
Exercise price	$1.10 – 1.90
Expected dividends	0%
Expected volatility	165.38% – 166.48%
Risk free interest rate	2.69% – 2.95%
Expected life of option	5 years

December 31, 2021
Exercise price	$2.09 - 4.89
Expected dividends	0%
Expected volatility	169.78 – 242.98%
Risk free interest rate	0.46 – 1.26%
Expected life of option	5 - 7 years

December 31, 2022
Exercise price	$0.20 – 6.00
Expected dividends	0%
Expected volatility	164.34% - 175.30%
Risk free interest rate	2.81% - 3.75%
Expected life of warrant	5-5.5 years

December 31, 2021
Exercise price	$4.50 – 5.40
Expected dividends	0%
Expected volatility	232.10% - 237.14%
Risk free interest rate	0.82% - 0.89%
Expected life of warrant	5 – 5.5 years

Schedule of the stock option activity
	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Balance – January 1, 2021 – outstanding	541,021	12.75	3.27
Granted	2,425,762	5.97	5.91
Exercised	-	-	-
Forfeited/Cancelled	(64,164)	13.06	-
Balance – December 31, 2021 – outstanding	2,902,619	7.07	4.71
Granted	1,940,000	1.38	5.00
Exercised	-	-	-
Forfeited/Cancelled	(434,352)	13.56	-
Balance – December 31, 2022 – outstanding	4,408,267	4.05	4.29
Balance – December 31, 2022 – exercisable	3,061,767	4.19	4.07

Schedule of option outstanding and option exercisable
Option Outstanding			Option Exercisable
Exercise price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)
$4.05	4,408,267	4.29	4.19	3,061,767	4.07

Schedule of warrant activity
	Warrant	Weighted Average Exercise Price
Balance – January 1, 2022 – outstanding	6,130,948	4.96
Granted	1,961,267	5.60
Exercised	(2,414,218)	4.55
Forfeited/Cancelled	(19,167)	24.00
Balance – December 31, 2021 – outstanding	5,658,830	4.98
Granted	22,460,182	2.07
Exercised	(9,624,067)	5.18
Forfeited/Cancelled	(2,233,246)	4.73
Balance – December 31, 2022 – outstanding	16,261,699	2.18
Balance – December 31, 2022 – exercisable	16,261,699	$2.79

Schedule of warrants outstanding and warrants exercisable
Warrants Outstanding				Warrants Exercisable
Exercise price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$2.18	16,261,699	4.20	2.79	16,261,699	4.20